Goodwill and Other Intangible Assets (Details 2) In Thousands	12 Months Ended					12 Months Ended					12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] USD ($)	Mar. 31, 2011 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2010 Construction, Mining and Utility Equipment segment [Member] USD ($)	Mar. 31, 2009 Construction, Mining and Utility Equipment segment [Member] JPY (¥)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] USD ($)	Mar. 31, 2011 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] USD ($)	Mar. 31, 2010 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2009 Industrial Machinery and Others segment [Member] JPY (¥)	Mar. 31, 2011 Customer Relationships [Member] JPY (¥)	Mar. 31, 2008 Customer Relationships [Member] USD ($)	Mar. 31, 2011 Unpatented Technology [Member] JPY (¥)	Mar. 31, 2008 Unpatented Technology [Member] USD ($)
Changes in carrying amounts of goodwill
Goodwill	$ 458,313	¥ 38,040,000	¥ 38,289,000	¥ 37,380,000	$ 461,313	$ 290,337	¥ 24,098,000	¥ 24,346,000	$ 293,325	¥ 23,437,000	$ 167,976	¥ 13,942,000	$ 167,988	¥ 13,943,000	¥ 13,943,000
Accumulated impairment losses	(105,048)	(8,719,000)	(8,719,000)	(8,719,000)	(105,048)	(98,542)	(8,179,000)	(8,179,000)	(98,542)	(8,179,000)	(6,506)	(540,000)	(6,506)	(540,000)	(540,000)
Goodwill (Notes 1 and 10)	353,265	29,321,000	29,570,000	28,661,000	356,265	191,795	15,919,000	16,167,000	194,783	15,258,000	161,470	13,402,000	161,482	13,403,000	13,403,000
Goodwill acquired during the year	6,964	578,000	736,000			6,964	578,000	736,000
Foreign exchange impact	9,964	(827,000)	173,000			(9,952)	(826,000)	173,000			(12)	(1,000)
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Net carrying amount	493,783	40,984,000	49,032,000													11,801,000	142,181	3,770,000	45,422
Additional Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization expense of other intangible assets subject to amortization	$ 98,181	¥ 8,149,000	¥ 8,633,000	¥ 12,611,000